Condensed Consolidated Statements Of Changes In Shareholders' Equity - USD ($)	Total	Micromidas, Inc.	Class A ordinary shares	Redeemable Convertible Preferred Stock Series A Micromidas, Inc.	Redeemable Convertible Preferred Stock Series B Micromidas, Inc.	Redeemable Convertible Preferred Stock Series C Micromidas, Inc.	Common Stock Micromidas, Inc.	Common Stock Class A ordinary shares	Common Stock Class B ordinary shares	Additional Paid-in Capital	Additional Paid-in Capital Micromidas, Inc.	Retained Earnings	Retained Earnings Micromidas, Inc.	AOCI Attributable to Parent [Member] Micromidas, Inc.
Temporary equity, Balance at Dec. 31, 2018				$ 31,477,562	$ 41,125,321	$ 23,379,980
Temporary equity, Balance, Shares at Dec. 31, 2018				13,204,284	6,275,704	1,590,675
Temporary equity, Balance at Dec. 31, 2019				$ 31,477,562	$ 41,125,321	$ 23,379,980
Temporary equity, Balance, Shares at Dec. 31, 2019				13,204,284	6,275,704	1,590,675
Balance beginning at Dec. 31, 2018		$ (69,297,462)					$ 128				$ 964,797		$ (2,156,456)	$ (68,105,931)
Balance beginning (Shares) at Dec. 31, 2018							1,282,588
Common stock issued upon exercise of stock options		2,716									2,716
Common stock issued upon exercise of stock options, shares							1,200
Stock-based compensation		43,765									43,765
Net income (loss)		(479,409)												(479,409)
Other comprehensive income		1,746,949											1,746,949
Balance ending at Dec. 31, 2019		(67,983,441)					$ 128				1,011,278		(409,507)	(68,585,340)
Balance ending (Shares) at Dec. 31, 2019							1,283,788
Temporary equity, Balance at Mar. 31, 2020				$ 31,477,562	$ 41,125,321	$ 23,379,980
Temporary equity, Balance, Shares at Mar. 31, 2020				13,204,284	6,275,704	1,590,675
Common stock issued upon exercise of stock options		1,073									1,073
Common stock issued upon exercise of stock options, shares							1,376
Stock-based compensation		9,026									9,026
Net income (loss)		(1,969,740)												(1,969,740)
Other comprehensive income		(3,199,571)											(3,199,571)
Balance ending at Mar. 31, 2020	$ 15,931	(73,142,653)					$ 128		$ 1,811	$ 23,189	1,021,377	$ (9,069)	(3,609,078)	(70,555,080)
Balance ending (Shares) at Mar. 31, 2020							1,285,164		18,112,500
Temporary equity, Balance at Dec. 31, 2019				$ 31,477,562	$ 41,125,321	$ 23,379,980
Temporary equity, Balance, Shares at Dec. 31, 2019				13,204,284	6,275,704	1,590,675
Temporary equity, Balance at Dec. 31, 2020			$ 617,654,356	$ 31,477,562	$ 41,125,321	$ 23,379,980
Temporary equity, Balance, Shares at Dec. 31, 2020			61,746,986	13,204,284	6,275,704	1,590,675
Balance beginning at Dec. 31, 2019		(67,983,441)					$ 128				1,011,278		(409,507)	(68,585,340)
Balance beginning (Shares) at Dec. 31, 2019							1,283,788
Common stock issued upon exercise of stock options		1,073									1,073
Common stock issued upon exercise of stock options, shares							1,376
Stock-based compensation		1,630,249									1,630,249
Net income (loss)		(30,302,848)												(30,302,848)
Other comprehensive income		793,920											793,920
Balance ending at Dec. 31, 2020	5,000,006	(95,861,047)					$ 128	$ 1,070	$ 1,811	30,869,475	2,642,600	(25,872,350)	384,413	(98,888,188)
Balance ending (Shares) at Dec. 31, 2020							1,285,164	10,703,014	18,112,500
Temporary equity, Balance at Mar. 31, 2020				$ 31,477,562	$ 41,125,321	$ 23,379,980
Temporary equity, Balance, Shares at Mar. 31, 2020				13,204,284	6,275,704	1,590,675
Balance beginning at Jan. 24, 2020	0							$ 0	$ 0	0		0
Balance beginning (Shares) at Jan. 24, 2020								0	0
Issuance of Class B ordinary shares to Sponsor	25,000								$ 1,811	23,189
Issuance of Class B ordinary shares to Sponsor (Shares)									18,112,500
Net income (loss)	(9,069)											(9,069)
Balance ending at Mar. 31, 2020	15,931	(73,142,653)					$ 128		$ 1,811	23,189	1,021,377	(9,069)	(3,609,078)	(70,555,080)
Balance ending (Shares) at Mar. 31, 2020							1,285,164		18,112,500
Temporary equity, Balance at Sep. 30, 2020			$ 638,639,487
Balance beginning at Jan. 24, 2020	0							$ 0	$ 0	0		0
Balance beginning (Shares) at Jan. 24, 2020								0	0
Net income (loss)	(4,887,218)
Temporary equity, Balance at Dec. 31, 2020			$ 617,654,356	$ 31,477,562	$ 41,125,321	$ 23,379,980
Temporary equity, Balance, Shares at Dec. 31, 2020			61,746,986	13,204,284	6,275,704	1,590,675
Balance beginning at Jan. 24, 2020	0							$ 0	$ 0	0		0
Balance beginning (Shares) at Jan. 24, 2020								0	0
Issuance of Class B ordinary shares to Sponsor	$ 25,000							$ 0	$ 1,811	23,189		0
Issuance of Class B ordinary shares to Sponsor (Shares)	72,450,000							0	18,112,500
Sale of 72,450,000 Units, net of underwriting discounts and offering costs	$ 703,483,301							$ 7,245	$ 0	703,483,301		0
Sale of 72,450,000 Units, net of underwriting discounts and offering costs (Shares)								72,450,000	0
Initial classification of warrant liability	(54,988,834)									(54,988,834)
Change in value of ordinary share subject to redemption	(617,654,356)							$ (6,175)	$ 0	(617,648,181)		0
Change in value of ordinary share subject to redemption (Shares)								(61,746,986)	0
Net income (loss)	(25,872,350)								$ 0	0		(25,872,350)
Balance ending at Dec. 31, 2020	5,000,006	(95,861,047)					$ 128	$ 1,070	$ 1,811	30,869,475	2,642,600	(25,872,350)	384,413	(98,888,188)
Balance ending (Shares) at Dec. 31, 2020							1,285,164	10,703,014	18,112,500
Temporary equity, Balance at Mar. 31, 2021			$ 633,834,294	$ 31,477,562	$ 41,125,321	$ 23,379,980
Temporary equity, Balance, Shares at Mar. 31, 2021			63,358,995	13,204,284	6,275,704	1,590,675
Common stock issued upon exercise of stock options		54,622					$ 6				54,616
Common stock issued upon exercise of stock options, shares							55,762
Stock-based compensation		626,981									626,981
Change in value of ordinary share subject to redemption	16,179,938							$ 161		16,179,777
Change in value of ordinary share subject to redemption (Shares)								(1,612,009)
Net income (loss)	16,179,940	(53,570,649)										16,179,940		(53,570,649)
Other comprehensive income		466,154											466,154
Balance ending at Mar. 31, 2021	$ 5,000,008	$ (148,283,939)					$ 134	$ 909	$ 1,811	$ 14,869,698	$ 3,324,197	$ (9,692,410)	$ 850,567	$ (152,458,837)
Balance ending (Shares) at Mar. 31, 2021							1,340,926	9,091,005	18,112,500